UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA                   Date May 5, 2010
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total:   $172,454,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     5018    60046 SH       Sole                    36610             23436
Abbott Labs                    COM              002824100     2848    54070 SH       Sole                    35635             18435
Adobe Systems                  COM              00724F101     2678    75715 SH       Sole                    47925             27790
Automatic Data Processing      COM              053015103     6108   137345 SH       Sole                    87015             50330
Becton, Dickinson & Co         COM              075887109     2818    35795 SH       Sole                    24055             11740
Berkshire Hathaway B New       COM              084670702     5864    72160 SH       Sole                    47080             25080
Bristol-Myers Squibb           COM              110122108      274    10265 SH       Sole                     3640              6625
Brown-Forman Cl B              COM              115637209     3259    54820 SH       Sole                    34365             20455
C. R. Bard                     COM              067383109     2931    33840 SH       Sole                    22330             11510
C.H. Robinson Worldwide        COM              12541W209     2884    51640 SH       Sole                    35710             15930
Cisco Systems                  COM              17275R102     2356    90517 SH       Sole                    56852             33665
Coca-Cola                      COM              191216100     6062   110222 SH       Sole                    73782             36440
Cognizant Tech Solutions       COM              192446102      279     5470 SH       Sole                     5105               365
Colgate-Palmolive              COM              194162103     2934    34410 SH       Sole                    21755             12655
Diageo PLC                     COM              25243Q205      255     3780 SH       Sole                     1475              2305
Dionex Corp                    COM              254546104     2914    38970 SH       Sole                    25700             13270
FactSet Research Sys           COM              303075105     3090    42120 SH       Sole                    26450             15670
General Dynamics               COM              369550108     6143    79570 SH       Sole                    54695             24875
Int'l Business Machines        COM              459200101     5699    44434 SH       Sole                    29574             14860
Johnson & Johnson              COM              478160104     6081    93266 SH       Sole                    62845             30421
Lincare Holdings               COM              532791100     4013    89410 SH       Sole                    56550             32860
McCormick & Co                 COM              579780206     3057    79705 SH       Sole                    53900             25805
McDonalds                      COM              580135101     6031    90395 SH       Sole                    59155             31240
Medtronic                      COM              585055106     6241   138600 SH       Sole                    90955             47645
Microsoft                      COM              594918104     6584   224786 SH       Sole                   147520             77266
NIKE                           COM              654106103     5628    76575 SH       Sole                    47945             28630
Nestle SA Spons ADR            COM              641069406     6057   118070 SH       Sole                    80460             37610
Novo Nordisk ADR               COM              670100205     6472    83920 SH       Sole                    55855             28065
Omnicom Group                  COM              681919106     5854   150830 SH       Sole                   100090             50740
Oracle                         COM              68389X105     6127   238304 SH       Sole                   155886             82418
Paychex                        COM              704326107     5794   188615 SH       Sole                   124405             64210
Pepsico                        COM              713448108      549     8298 SH       Sole                     5478              2820
Procter & Gamble               COM              742718109     6071    95957 SH       Sole                    62582             33375
Southern Copper Corp           COM              84265V105      480    15150 SH       Sole                     6000              9150
Spectra Energy                 COM              847560109      277    12280 SH       Sole                     4300              7980
Stryker                        COM              863667101     6738   117755 SH       Sole                    76475             41280
Sysco Corp                     COM              871829107     3093   104840 SH       Sole                    68820             36020
Total System Services          COM              891906109      781    49880 SH       Sole                    37900             11980
Tupperware                     COM              899896104      227     4700 SH       Sole                     3000              1700
United Technologies            COM              913017109     2831    38465 SH       Sole                    25214             13251
Varian Medical Systems         COM              92220P105     2990    54045 SH       Sole                    36850             17195
Wal-Mart Stores                COM              931142103     5721   102890 SH       Sole                    67590             35300
Kinder Morgan Energy Prtns     ETP              494550106      233     3555 SH       Sole                     1850              1705
Oneok Partners LP              ETP              68268N103      242     3950 SH       Sole                     2050              1900
Annaly Capital Mgmt            REIT             035710409      233    13575 SH       Sole                     5100              8475
SPDR Gold Trust                ETF              78463V107     4654    42719 SH       Sole                    28735             13984
iShares Silver Trust           ETF              46428Q109     4546   265240 SH       Sole                   180230             85010
iShares Tr Goldman Sachs Corp  ETF              464287242      435     4115 SH       Sole                     1560              2555